Warrants (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended									0 Months Ended	6 Months Ended																0 Months Ended		0 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	May 27, 2011 Anti Dilution Adjustment [Member] Private Placement [Member] Warrants Expiring In June And August 2014 [Member] Warrant [Member]	May 27, 2011 Anti Dilution Adjustment [Member] Private Placement [Member] Warrants Expiringin December 2014and January 2015 [Member] Warrant [Member]	May 27, 2011 Anti Dilution Adjustment [Member] Private Placement [Member] Warrants Expiring In August 2014 [Member]	Dec. 31, 2013 Anti Dilution Adjustment [Member] Warrants Expiring In June And August 2014 [Member] Warrant [Member]	May 27, 2011 Anti Dilution Adjustment [Member] Warrants Expiring In June And August 2014 [Member] Warrant [Member]	Dec. 31, 2013 Anti Dilution Adjustment [Member] Warrants Expiringin December 2014and January 2015 [Member] Warrant [Member]	May 27, 2011 Anti Dilution Adjustment [Member] Warrants Expiringin December 2014and January 2015 [Member] Warrant [Member]	May 27, 2011 Anti Dilution Adjustment [Member] Warrants Expiringin December 2014and January 2015 [Member]	Jun. 30, 2014 Anti Dilution Adjustment [Member] Warrants Expiringin December 2014and January 2015 [Member]	May 27, 2011 Anti Dilution Adjustment [Member] Warrants Expiringin December 2014and January 2015 [Member]	Jun. 30, 2014 Anti Dilution Adjustment [Member] Warrants Expiring In August 2014 [Member]	May 27, 2011 Anti Dilution Adjustment [Member] Warrants Expiring In August 2014 [Member]	Sep. 30, 2013 Private Placement [Member] Warrants Expire In August And September 2018 [Member] Warrant [Member]	Aug. 27, 2013 Private Placement [Member] Warrants Expire In August And September 2018 [Member] Warrant [Member]	Jun. 30, 2014 2013 Private Placement Initial Closing [Member] Warrants Expire In August And September 2018 [Member]	Jun. 30, 2014 2013 Private Placement Final Closing [Member] Warrants Expire In August And September 2018 [Member]	Dec. 31, 2013 Warrants Expire In August And September 2018 [Member] Warrant [Member]	Jun. 30, 2014 Warrants Expire In August And September 2018 [Member] Common Stock [Member]	Jun. 30, 2014 Warrants Expire In August And September 2018 [Member]	Aug. 27, 2013 2011 Warrants Exchange Agreement [Member] Warrant [Member]	Dec. 31, 2013 Warrants Expiring In June And August 2014 [Member] Warrant [Member]	Dec. 31, 2013 Warrants Expiringin December 2014and January 2015 [Member] Warrant [Member]	Jun. 30, 2014 Warrants Expiringin December 2014and January 2015 [Member]	Jun. 30, 2014 Warrants Expiring In August 2014 [Member]	Aug. 27, 2013 2013 Exchange Agreement [Member] Warrant [Member]	May 31, 2011 2013 Exchange Agreement [Member] Warrant [Member]	Aug. 27, 2013 2011 Warrants Exchange Agreement [Member] Warrant [Member]	Jun. 30, 2014 Warrant [Member]	Jun. 30, 2013 Warrant [Member]	Dec. 31, 2013 Warrant [Member]	Dec. 31, 2012 Warrant [Member]	Mar. 31, 2014 Warrant [Member]	Dec. 31, 2011 Warrant [Member]
Warrants (Details) [Line Items]
Warrant Units Outstanding																							25.88		25.88									2.99				22.54
Class of Warrant or Right, Outstanding	700,076		700,076		7,442,443					37,412		27,912					1,472						5,000,025,000		236,900									89,378				412,933
Common Stock, Shares, Issued	937,719		937,719		911,256	419,367																	25,000
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right																							12,500	1			17,609
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Share)										$ 4.04	$ 77.52	$ 4.22	$ 83.49		$ 42.20	$ 834.88	$ 40.40	$ 775.24					$ 2.60		$ 26.00	$ 61.62	$ 198.78	$ 248.48	$ 2,484.75	$ 1,987.80	$ 2.60
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	193,988		193,988		7,398,470		7,740	1,022	154	717,905	45,152	552,186	28,934		55,219	102	28,242	1,626	342,250	3,417,129	341,713	34,225	2,369,000	2,500	1,250			9,722	972	634		2,369,000	565,180
Excess Of Fair Value New Warrants (in Dollars)																															$ 2,553,318
Warrants and Rights Outstanding (in Dollars)																									50,000	84,069					2,637,387
Share Price (in Dollars per share)	$ 12.50	$ 39.76	$ 12.50	$ 39.76	$ 2.00	$ 29.82																									$ 2.00		$ 2.00			$ 2.00	$ 2.98
Fair Value Assumptions, Expected Volatility Rate																															84.26%		119.54%
Fair Value Assumptions, Risk Free Interest Rate																															1.16%		0.46%
Fair Value Assumptions, Expected Dividend Rate																															0.00%		0.00%	0.00%	0.00%	0.00%	0.00%
Fair Value Assumptions, Expected Term																															4 years		2 years 73 days
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)										$ 4.04	$ 77.52	$ 4.22	$ 83.49		$ 42.20	$ 834.88	$ 40.40	$ 775.24					$ 2.60		$ 26.00	$ 61.62	$ 198.78	$ 248.48	$ 2,484.75	$ 1,987.80	$ 2.60
Warrants Not Settleable in Cash, Fair Value Disclosure (in Dollars)																																		711,960		9,147,507	102,695	6,109,179	655,219
Proceeds from Issuance of Warrants (in Dollars)					2,553,318																															7,962,081
Increase (Decrease) in Derivative Liabilities (in Dollars)				(274,489)																														(1,374,196)	599,162	1,082,731	(552,524)
Unit Warrants, Number Recorded as Liability																									0.35
Debt Conversion, Converted Instrument, Warrants or Options Issued														2,893	2,791
Other Liabilities (in Dollars)																							8,700,000
Warrants and Unit Warrants Settleable in Cash, Fair Value Disclosure (in Dollars)	$ 952,172	$ 701,857	$ 952,172	$ 701,857	$ 9,147,507	$ 102,695